Long term incentive compensation payable	12 Months Ended
Dec. 31, 2023
Long term incentive compensation payable
Long term incentive compensation payable

9. Long-term incentive compensation payable

The table below sets forth the changes in the long-term incentive compensation payable at the beginning and end of the relevant reporting periods. During the year ended December 31, 2023, the Company recognized a charge in the amount of $69.2 million related to the YPF-related assets following the March 2023 Ruling and the September 2023 Final Judgment. During the fourth quarter of 2023, the entry into the New Employment Agreements with the Company’s Chief Executive Officer and Chief Investment Officer contributed an additional $16.9 million of incentive compensation accrual, excluding the YPF-related assets already included within the $69.2 million mentioned above.

	Years ended December 31,
($ in thousands)	2023	2022
At beginning of period	61,769	48,707
Long-term incentive compensation including accruals	110,129	14,692
Transfer to short-term payable within general expenses payable	(3,656)	(852)
Cash paid	(6,867)	(729)
Foreign exchange gains/(losses)	943	(49)
At end of period	162,318	61,769

=

f